Short Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2012
Short Term Bank Loans [Abstract]
Schedule of Short-Term Loans

Short term bank loans consisted of the following:

December 31,			2012	2011
	Due date	Interest rate
Longjiang Commercial Bank	4/18/2013	6.941%	$7,916,278	$7,855,830
Longjiang Commercial Bank	4/25/2013	7.544%	7,916,277	3,142,332

Total short term bank loans			$15,832,555	$10,998,162